Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2026. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve month periods ending June 30,	Amount
2027	130,538
2028	28,665
Total	159,203

Contractual Annual Payments Under Shipbuilding Contracts
The following table sets forth the Company’s contractual annual payments to be made subsequent to June 30, 2026 based on vessels under construction commitments (Note 7):

Twelve month periods ending June 30,	Amount
2027	189,967
2028	141,333
2029	64,000
Total	395,300

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2026:

Twelve month periods ending June 30,	Amount
2027	137
2028	103
Total	240
Less: imputed interest	(81)
Present value of lease liabilities	159

Operating lease liability, current	93
Operating lease liability, non-current	66
Present value of lease liabilities	159